Bonds Payable	12 Months Ended
Dec. 31, 2017
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Bonds Payable
17	BONDS PAYABLE

As at 31 December 2017, the carrying value of bonds payable is nil (as at 31 December 2016: the carrying value and par value are RMB37,998 million and RMB38,000 million, respectively).

			Par value
Issue date	Maturity date	Interest rate p.a.	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
29 June 2012	29 June 2022	4.70%	—	28,000
5 November 2012	5 November 2022	4.58%	—	10,000

Total			—	38,000

The Company issued the above two subordinated bonds with a maturity term of 10 years to qualified investors who met the relevant regulatory requirements. The Company has the right to call the subordinated bonds at par at the end of the fifth year after issuance. If the Company does not exercise the call option, the coupon rate per annum for the remaining five years are 6.70% and 6.58%, respectively. On 29 June 2017 and 6 November 2017, the Company exercised the option right to redeem the subordinated bonds issued on 29 June 2012 and 5 November 2012, and redeemed all of the subordinated bonds registered on the record dates of redemption, with the amounts of RMB28,000 million and RMB10,000 million, respectively.

Subordinated bonds are measured at amortised cost as described in Note 2.14.